6. Finance Income and Costs (Details - Finance Income) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total finance income	$ 1,761	$ 9,223	$ 19,617
Finance income from variation of fair value on interest rate swap agreements [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total finance income	0	0	18,096
Other finance income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total finance income	$ 1,761	$ 9,223	$ 1,521

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)